Summary of Significant Accounting Policies - Schedule of Revenue Recognized (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 28, 2025	[1]	Sep. 29, 2024	[1]	Sep. 28, 2025	[1]	Sep. 29, 2024	[1]	Dec. 29, 2024	Dec. 31, 2023
Schedule of Revenue Recognized [Line Items]
Total revenue	$ 70,005		$ 5,536		$ 220,269		$ 20,068		$ 108,742	$ 87,616
Residential Solar Installations [Member]
Schedule of Revenue Recognized [Line Items]
Total revenue									67,460	87,616
Residential Solar Installations [Member] | Revenue Recognized Over Time [Member]
Schedule of Revenue Recognized [Line Items]
Total revenue									67,460	84,858
Residential Solar Installations [Member] | Revenue Recognized at a Point in Time [Member]
Schedule of Revenue Recognized [Line Items]
Total revenue										2,758
New Homes Business [Member]
Schedule of Revenue Recognized [Line Items]
Total revenue									41,282
New Homes Business [Member] | Revenue Recognized Over Time [Member]
Schedule of Revenue Recognized [Line Items]
Total revenue									32,205
New Homes Business [Member] | Revenue Recognized at a Point in Time [Member]
Schedule of Revenue Recognized [Line Items]
Total revenue									$ 9,077

[1]	Revenue is net of dealer fees attributable to related party of $0.3 million and $1.6 million in the thirteen and thirty-nine week periods ended September 28, 2025, respectively. Revenue is net of dealer fees attributable to related party of $1.6 million in each of the thirteen and thirty-nine week periods ended September 29, 2024. Refer to Note 16 – Related Party Transactions for details.